CONDENSED STATEMENTS OF CHANGES IN CONVERTIBLE PREFERRED STOCK AND STOCKHOLDERS' DEFICIT - USD ($)	Q S I Operations Inc Outstanding convertible preferred stock (Series A through E)	Q S I Operations Inc Common Stock	Q S I Operations Inc Additional Paid-in Capital	Q S I Operations Inc (Accumulated Deficit)/ Retained Earnings	Q S I Operations Inc	Additional Paid-in Capital	(Accumulated Deficit)/ Retained Earnings	Total
Balance at the beginning at Dec. 31, 2018	$ 142,429,000
Balance at the beginning (in shares) at Dec. 31, 2018	80,810,340
Issuance of series E convertible preferred stock, net of issuance costs	$ 18,126,000
Issuance of series E convertible preferred stock, net of issuance costs (in shares)	3,391,230
Balance at the ending at Dec. 31, 2019	$ 160,555,000				$ 160,555,000
Balance at the ending (in shares) at Dec. 31, 2019	84,201,570				84,201,570
Balance at the beginning at Dec. 31, 2018		$ 1,000	$ 7,699,000	$ (99,838,000)	$ (92,138,000)
Balance at the beginning (in shares) at Dec. 31, 2018		6,328,881
Net loss				(35,792,000)	(35,792,000)
Common stock issued upon exercise of stock options			116,000		116,000
Common stock issued upon exercise of stock options (in shares)		270,997
Stock-based compensation expense			2,715,000		2,715,000
Balance at the end at Dec. 31, 2019		$ 1,000	10,530,000	(135,630,000)	(125,099,000)
Balance at the ending (in shares) at Dec. 31, 2019		6,599,878
Issuance of series E convertible preferred stock, net of issuance costs	$ 10,288,000
Issuance of series E convertible preferred stock, net of issuance costs (in shares)	1,923,519
Balance at the ending at Mar. 31, 2020	$ 170,843,000
Balance at the ending (in shares) at Mar. 31, 2020	86,125,089
Net loss				(10,314,000)	(10,314,000)
Common stock issued upon exercise of stock options			18,000		18,000
Common stock issued upon exercise of stock options (in shares)		110,089
Stock-based compensation expense			642,000		642,000
Balance at the end at Mar. 31, 2020		$ 1,000	11,190,000	(145,944,000)	(134,753,000)
Balance at the ending (in shares) at Mar. 31, 2020		6,709,967
Balance at the beginning at Dec. 31, 2019	$ 160,555,000				$ 160,555,000
Balance at the beginning (in shares) at Dec. 31, 2019	84,201,570				84,201,570
Issuance of series E convertible preferred stock, net of issuance costs	$ 35,259,000
Issuance of series E convertible preferred stock, net of issuance costs (in shares)	6,587,698
Balance at the ending at Dec. 31, 2020	$ 195,814,000				$ 195,814,000			$ 102,489,230
Balance at the ending (in shares) at Dec. 31, 2020	90,789,268				90,789,268			10,248,923
Balance at the beginning at Dec. 31, 2019		$ 1,000	10,530,000	(135,630,000)	$ (125,099,000)
Balance at the beginning (in shares) at Dec. 31, 2019		6,599,878
Net loss				(36,613,000)	(36,613,000)
Common stock issued upon exercise of stock options			63,000		63,000
Common stock issued upon exercise of stock options (in shares)		144,055
Stock-based compensation expense			1,924,000		1,924,000
Balance at the end at Dec. 31, 2020		$ 1,000	12,517,000	(172,243,000)	(159,725,000)	$ 8,585,940	$ (3,586,390)	$ 5,000,004
Balance at the ending (in shares) at Dec. 31, 2020		6,743,933
Balance at the ending at Dec. 31, 2020	$ 195,814,000				$ 195,814,000			$ 102,489,230
Balance at the ending (in shares) at Dec. 31, 2020	90,789,268				90,789,268			10,248,923
Balance at the beginning at Jun. 09, 2020						0	0	$ 0
Net loss							(3,586,390)	(3,586,390)
Balance at the end at Dec. 31, 2020		$ 1,000	12,517,000	(172,243,000)	$ (159,725,000)	8,585,940	(3,586,390)	5,000,004
Balance at the ending (in shares) at Dec. 31, 2020		6,743,933
Issuance of series E convertible preferred stock, net of issuance costs	$ (4,000)
Balance at the ending at Mar. 31, 2021	$ 195,810,000				$ 195,810,000			92,083,330
Balance at the ending (in shares) at Mar. 31, 2021	90,789,268				90,789,268
Net loss				(11,779,000)	$ (11,779,000)		(10,405,903)	(10,405,903)
Common stock issued upon exercise of stock options			999,000		999,000
Common stock issued upon exercise of stock options (in shares)		728,824
Stock-based compensation expense			457,000		457,000
Balance at the end at Mar. 31, 2021		$ 1,000	$ 13,973,000	$ (184,022,000)	$ (170,048,000)	$ 18,991,736	$ (13,992,293)	$ 5,000,001
Balance at the ending (in shares) at Mar. 31, 2021		7,472,757